Investment Strategy - Federated Hermes U S Treasury Cash Reserves	Apr. 30, 2026
Select Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.
Institutional Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.
Advisor Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.
Service Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.
Administrative Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.
Premier Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.
Cash Reserve Shares [Member]
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund invests in a portfolio of U.S. Treasury securities maturing in 397 days or less that pay interest exempt from state personal income tax. The Fund may also hold cash, including cash earning interest at the Fund’s custodian.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”). The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are not required to adopt a liquidity fee framework.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in U.S. Treasury investments.